Acquisition of Funverse (Tables)	6 Months Ended
Jun. 30, 2025
Acquisition of Funverse [Line Items]
Schedule of Reconciliation of the Fair Value of Major Classes of Assets Acquired and Liabilities Assumed	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible liabilities on January 7, 2024.
January 7,
2024
ASSETS
Cash and cash equivalents	$118,300
Accounts receivable	323,500
Prepayments	25,200
Prepaid expenses and other assets	359,400
Content assets	165,300
Total assets	$991,700
LIABILITIES
Accounts payable	$43,400
Contract liabilities	395,000
Other current liabilities and accrued expenses	1,019,700
Total liabilities	$1,458,100

Net tangible liabilities	$(466,400)

Asset Acquisition [Member]
Acquisition of Funverse [Line Items]
Schedule of Reconciliation of the Fair Value of Major Classes of Assets Acquired and Liabilities Assumed	The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of FunVerse based on a valuation performed by an independent valuation firm engaged by the Company.
January 7,
2024
ASSETS
Net tangible liabilities (1)	$(466,400)
Copyrights (2)	581,000
Software (2)	1,048,200
Goodwill	2,889,200
Deferred tax liabilities	(277,000)
Non-controlling interest	(1,510,000)
Total purchase consideration	$2,265,000

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible liabilities on January 7, 2024.

(2)	The copyrights and software, collectively known as content assets, are both applied to produce short dramas. The useful lives of these content assets ranged between 6 and 12 months.